Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2019	Jun. 30, 2018
Three months ended
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	4.61%	4.25%
Six months ended
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	4.68%	4.00%